Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001562528
Registrant Name	Franklin BSP Realty Trust, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES